Goodwill and Other Intangible Assets, Goodwill by Acquisition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired	$ 8.3	$ 97.9
Impairment	0.0	0.0	$ 0.0
Accumulated goodwill impairment losses	$ 563.9	$ 563.9
Oina [Member]
Goodwill Attributable to Business Acquired [Abstract]
Date of Acquisition	Jul. 03, 2019
Goodwill acquired	$ 2.0
ACBN [Member]
Goodwill Attributable to Business Acquired [Abstract]
Date of Acquisition	Aug. 19, 2019
Goodwill acquired	$ 6.3
Runtech [Member]
Goodwill Attributable to Business Acquired [Abstract]
Date of Acquisition		Feb. 08, 2018
Goodwill acquired		$ 63.6
PMI Pumps [Member]
Goodwill Attributable to Business Acquired [Abstract]
Date of Acquisition		May 29, 2018
Goodwill acquired		$ 8.7
DV Systems [Member]
Goodwill Attributable to Business Acquired [Abstract]
Date of Acquisition		Nov. 02, 2018
Goodwill acquired		$ 4.7
MP Pumps [Member]
Goodwill Attributable to Business Acquired [Abstract]
Date of Acquisition		Dec. 12, 2018
Goodwill acquired		$ 20.9
Industrial Technologies and Services [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired	6.3	68.3
Accumulated goodwill impairment losses	220.6	220.6
Industrial Technologies and Services [Member] | Oina [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired	0.0
Industrial Technologies and Services [Member] | ACBN [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired	6.3
Industrial Technologies and Services [Member] | Runtech [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		63.6
Industrial Technologies and Services [Member] | PMI Pumps [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		0.0
Industrial Technologies and Services [Member] | DV Systems [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		4.7
Industrial Technologies and Services [Member] | MP Pumps [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		0.0
Precision and Science Technologies [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired	2.0	20.9
Precision and Science Technologies [Member] | Oina [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired	2.0
Precision and Science Technologies [Member] | ACBN [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired	0.0
Precision and Science Technologies [Member] | Runtech [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		0.0
Precision and Science Technologies [Member] | PMI Pumps [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		0.0
Precision and Science Technologies [Member] | DV Systems [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		0.0
Precision and Science Technologies [Member] | MP Pumps [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		20.9
High Pressure Solutions [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired	0.0	8.7
Accumulated goodwill impairment losses	343.3	343.3
High Pressure Solutions [Member] | Oina [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired	0.0
High Pressure Solutions [Member] | ACBN [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired	$ 0.0
High Pressure Solutions [Member] | Runtech [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		0.0
High Pressure Solutions [Member] | PMI Pumps [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		8.7
High Pressure Solutions [Member] | DV Systems [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		0.0
High Pressure Solutions [Member] | MP Pumps [Member]
Goodwill Attributable to Business Acquired [Abstract]
Goodwill acquired		$ 0.0